Income Taxes - Summary of the Benefit for Income Taxes (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Current Tax, U.S.											$ 34
Deferred Tax, U.S.
Total U.S.											34
Current Tax, Foreign										441	1,394
Deferred tax, foreign
Total foreign										441	1,394
Benefit for income taxes							$ 441			$ 441	$ 1,428